LOANS - Corporate Troubled Debt Restructurings (Details) - Corporate - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Financing receivable impaired
Carrying Value	$ 505	$ 167
TDRs involving changes in the amount and/or timing of principal payments	192	70
TDRs involving changes in the amount and/or timing of interest payments	176	0
TDRs involving changes in the amount and/or timing of both principal and interest payments	$ 137	97
Period within which default occurred post-modification	1 year
Number of days past due, default status	60 days
Carrying Value	$ 732	586
TDR in payment default	15	1
Commercial and industrial
Financing receivable impaired
Carrying Value	338	120
TDRs involving changes in the amount and/or timing of principal payments	176	67
TDRs involving changes in the amount and/or timing of interest payments	34	0
TDRs involving changes in the amount and/or timing of both principal and interest payments	128	53
Carrying Value	408	142
TDR in payment default	7	0
Financial institutions
Financing receivable impaired
Carrying Value	10
TDRs involving changes in the amount and/or timing of principal payments	10
TDRs involving changes in the amount and/or timing of interest payments	0
TDRs involving changes in the amount and/or timing of both principal and interest payments	0
Carrying Value	9	5
TDR in payment default	0	1
Mortgage and real estate
Financing receivable impaired
Carrying Value	15	47
TDRs involving changes in the amount and/or timing of principal payments	6	3
TDRs involving changes in the amount and/or timing of interest payments	0	0
TDRs involving changes in the amount and/or timing of both principal and interest payments	9	44
Carrying Value	87	131
TDR in payment default	8	0
Other
Financing receivable impaired
Carrying Value	142
TDRs involving changes in the amount and/or timing of principal payments	0
TDRs involving changes in the amount and/or timing of interest payments	142
TDRs involving changes in the amount and/or timing of both principal and interest payments	0
Carrying Value	228	308
TDR in payment default	$ 0	$ 0
Commercial market loans
Financing receivable impaired
Number of days past due, default status	90 days